Subsequent events	9 Months Ended
Sep. 30, 2020
Subsequent events.
Subsequent events

7.     Subsequent events

In October 2020, the Company agreed to terms for the $10 million financing for the Ardmore Seafarer,  a 2010 Japanese built MR product tanker delivered in August 2020, with a Japanese bank.  The draw down is expected to take place in November 2020.